UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549

                          FORM 13F

                     FORM 13F COVERPAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009.

Check here if Amendment  [  ]; Amendment Number:
This amendment (Check Only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
               Name:              Lau Associates LLC
               Address:           300 Bellevue Parkway
                                  Suite 200
                                  Wilmington, DE 19809

             13F File Number: 028-10327

The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:               Jacob D. Weaver
Title:              Securities Trader
Phone:              302-792-5955
Signature,          Place,              and Date of Signing,


Jacob D. Weaver     Wilmington, DE  January 12, 2010.

Report Type:          [ ] 13F HOLDING REPORT.
                      [ ] 13F NOTICE.
                      [X] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

1) Luther King Capital Management Corp.



FORM 13F SUMMARY PAGE


Report Summary:

Number of other Included Managers:        0
Form 13F Information Table Entry Total:   66
Form 13F Information Table Value Total:   $103,479

List of Other Included Managers:          None








FORM 13 F INFORMATION TABLE

                                                         VALUE   SHARES/ SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS       CUSIP   (x $1000 PRN AMT PRN CALL  DSCRETN MANAGERS SOLE   SHARED  NONE


------------------------------------------------------------------------------------------------------------------------

AFLAC Inc                  COM               001055102      1680    36331 SH      SOLE                             36331
AT & T Inc                 COM               00206R102       496    17688 SH      SOLE                             17688
Abbott Laboratories        COM               002824100       495     9172 SH      SOLE                              9172
Accenture Ltd Cl A         CL A              G1150G111      3264    78645 SH      SOLE                             78645
Altria Group               COM               02209S103       360    18364 SH      SOLE                             18364
America Movil SAB Adr      SPONSORED ADR     02364W105      2047    43562 SH      SOLE                             43562
Amgen Inc                  COM               031162100       314     5552 SH      SOLE                              5552
Bp Plc Adr                 SPONSORED ADR     055622104       640    11042 SH      SOLE                             11042
Bristol-Myers Squibb       COM               110122108       537    21275 SH      SOLE                             21275
Chevron Corp               COM               166764100      1307    16981 SH      SOLE                             16981
Cisco Systems Inc          COM               17275R102      1241    51824 SH      SOLE                             51824
Coca Cola Company          COM               191216100       693    12160 SH      SOLE                             12160
ConocoPhillips             COM               20825C104      6669   130585 SH      SOLE                            130585
CurrencyShs Euro Trust	   EURO SHS          23130C108      1772    12050 SH      SOLE                             12050
Danaher Corp               COM               235851102      2261    30071 SH      SOLE                             30071
Du Pont E I De Nemour & Co COM               263534109      5304   157531 SH      SOLE                            157531
E-Trade Group Inc          COM               269246104        18    10000 SH      SOLE                             10000
Exxon Mobil Corporation    COM               30231G102      3473    50931 SH      SOLE                             50931
Fiserv Inc                 COM               337738108       380     7830 SH      SOLE                              7830
General Electric Company   COM               369604103      3414   225645 SH      SOLE                            225645
Halliburton Hldg Co        COM               406216101       303    10085 SH      SOLE                             10085
Hewlett Packard Co         COM               428236103       984    19098 SH      SOLE                             19098
Idexx Labs Inc             COM               45168D104      1967    36792 SH      SOLE                             36792
Intel Corp                 COM               458140100      3090   151488 SH      SOLE                            151488
Int'l Business Machines    COM               459200101      2270    17344 SH      SOLE                             17344
Intuit Inc                 COM               461202103       396    12885 SH      SOLE                             12885
Irobot Corp                COM               462726100      1048    59543 SH      SOLE                             59543
I Shares Tr                S&P 500 GRW       464287309      1689    29121 SH      SOLE                             29121
I Shares Tr                RUSL 2000 VALU    464287630       294     5073 SH      SOLE                              5073
I Shares Tr                RUSSELL 2000      464287655       691    11064 SH      SOLE                             11064
JP Morgan Chase & Co       COM               46625H100       384     9213 SH      SOLE                              9213
Johnson & Johnson          COM               478160104      4741    73606 SH      SOLE                             73606
L-3 Communications Hldgs   COM               502424104      1598    18375 SH      SOLE                             18375
Medco Health Solutions     COM               58405U102       465     7272 SH      SOLE                              7272
Medtronic Inc              COM               585055106       706    16050 SH      SOLE                             16050
Merck & Co                 COM               589331107       293     8022 SH      SOLE                              8022
Microsoft Corp             COM               594918104       705    23130 SH      SOLE                             23130
Nestle SA Adr              SPONSORED ADR     641069406       273     5625 SH      SOLE                              5625
Newmont Mining Corp        COM               651639106       218     4600 SH      SOLE                              4600
Norfolk Southern Corp      COM               655844108       674    12867 SH      SOLE                             12867
Novartis AG Spon Adr       SPONSORED ADR     66987V106       261     4800 SH      SOLE                              4800
Oracle Corp                COM               68389X105       694    28310 SH      SOLE                             28310
Pepsico Incorporated       COM               713448108      4244    69800 SH      SOLE                             69800
Petroleo Brasileiro Sa     SPONSORED ADR     71654V408      3656    76675 SH      SOLE                             76675
Pfizer Inc                 COM               717081103       338    18586 SH      SOLE                             18586
Philip Morris Intl Inc     COM               718172109       571    11853 SH      SOLE                             11853
Powershs DB Multi Sector   G10 CURRENCY      73935Y102       214     9100 SH      SOLE                              9100
Powershs DB Multi Sector   DB GOLD FUND      73936B606       278     7100 SH      SOLE                              7100
Procter & Gamble Co        COM               742718109      1643    27092 SH      SOLE                             27092
RevenueShares ETF          LARGE CAP ETF     761396100       222    10805 SH      SOLE                             10805
Rogers Communications Inc  CL B              775109200      2889    93180 SH      SOLE                             93180
Royal Dutch Shell A        SPONSORED ADR     780257804       640    10655 SH      SOLE                             10655
SPDR Series Trust	   GOLD              78463V107       531     4950 SH      SOLE                              4950
Schlumberger Ltd           COM               806857108       879    13507 SH      SOLE                             13507
Sigma Aldrich Corp         COM               826552101       202     4000 SH      SOLE                              4000
Staples Inc                COM               855030102       231     9397 SH      SOLE                              9397
Sysco Corp                 COM               871829107      1141    40852 SH      SOLE                             40852
Teva Pharm Inds Ltd        ADR               881624209      3694    65750 SH      SOLE                             65750
Thor Industries Inc        COM               885160101     16452   523957 SH      SOLE                            523957
Transocean Inc             COM               G90073100      2221    26822 SH      SOLE                             26822
3M Company                 COM               88579Y101       737     8911 SH      SOLE                              8911
United Technologies Corp   COM               913071109       254     3654 SH      SOLE                              3654
Vanguard ETF               EMRG MKT ETF      922042858       495    12076 SH      SOLE                             12076
Verizon Communications     COM               92343V104       478    14420 SH      SOLE                             14420
Vodafone Group Plc Adr     SPONSORED ADR     92857W209       327    14144 SH      SOLE                             14144
Wellpoint Inc              COM               94973H108      1082    18559 SH      SOLE                             18559
